Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment reporting
	For the Year Ended June 30, 2022
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Elimination	Total
Net revenues of services	$928,468	$329,397	$(138,621)	$1,119,244
Commission and fee income on guarantee services, net	-	436,561	(55,012)	381,549
Total interest and fee income	372,445	918,585		1,291,030
Net (loss) income from operation	$193,255	$772,434	$-	$965,689
Depreciation and amortization	$467,400	$62,660	$-	$530,060
Capital expenditures	$-	$-	$-	$-
Income tax recovery (expense)	$(119,869)	$(226,512)	$-	$(346,381)
Segment (loss) profit from continuing operations	$(66,008)	$629,380	$-	$563,372
Segment assets as of June 30, 2022	$10,913,204	$54,524,207	$(771,743)	$64,665,668

	For the Six Months Ended June 30, 2021 (Unaudited)
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$681	$330,107	$330,788
Commission and fee income on guarantee services, net	369	175,965	176,334
Total interest and fee income	423,692	840,347	1,270,039
Net loss from operation	$(305,055)	$(23,904)	$(328,959)
Depreciation and amortization	$(135)	$(539,192)	$(539,327)
Income tax (expenses) benefits	$66,112	$(53,044)	$13,068
Segment loss	$(386,275)	$(74,122)	$(460,397)
Segment assets as of June 30, 2021	$10,763,084	$54,080,420	$64,843,504

	For the Year Ended December 31, 2021
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Elimination	Total
Net revenues of services	$358,299	$726,866	$(291,874)	$793,291
Commission and fee income on guarantee services, net	-	527,023	(127,496)	399,527
Total interest and fee income	804,734	1,609,933		2,414,667
Net (loss) income from operation	$(573,845)	$882,731	$-	$308,886
Depreciation	$(267)	$(129,910)	$-	$(130,177)
Capital expenditures	$-	$-	$-	$-
Income tax recovery (expense)	$40,804	$(369,655)	$-	$(328,851)
Segment (loss) profit from continuing operations	$(263,173)	$1,020,474	$-	$757,301
Segment assets as of December 31, 2021	$11,681,319	$56,675,503	$(1,713,844)	$66,642,978

	For the Year Ended December 31, 2020
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$75,280	$2,057,400	$2,132,680
Commission and fee income on guarantee services, net	-	285,606	285,606
Total interest and fee income	20,601	2,459,235	2,479,836
Net income from operation	$95,881	$4,802,241	$4,898,122
Depreciation	$(376)	$(39,951)	$(40,327)
Capital expenditures	$-	$-	$-
Income tax recovery (expense)	$(6,734)	$236,467	$229,733
Segment (loss) profit from continuing operations	$(762,041)	$1,860,683	$1,098,642
Segment assets as of December 31, 2020	$9,990,995	$57,712,165	$67,703,161